Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 131,710	$ 140,279
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	[1]	26,313	19,145
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets			1,383
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		96,646	107,785
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		2,296	4,282
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		1,330	951
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 5,125	$ 6,733

[1]	As at December 31, 2020, the Company had not recognized the tax effect on $97 million of non-capital losses as a deferred tax asset.